Parent only financial information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 492,107	$ 77,222	¥ 843,448
Total current assets	1,627,299	255,358	3,475,209
Non-current assets
Total non-current assets	285,684	44,830	572,743
Total assets	1,912,983	300,188	4,047,952
Current Liability
Accrued expenses and other current liabilities	238,198	37,378	281,648
Total current liability	1,580,731	248,051	2,557,980
Total liabilities	1,609,306	252,535	2,581,954
Equity:
Additional paid-in capital	5,031,772	789,595	4,982,885
Accumulated other comprehensive loss	(404,877)	(63,534)	(396,951)
Accumulated deficit	(4,313,637)	(676,904)	(3,142,472)
Total Fangdd Network Group Ltd. shareholders' equity	313,259	49,157	1,443,463
Total liabilities and equity	1,912,983	$ 300,188	4,047,952
Reportable Legal Entities | Parent Company
Current assets
Cash and cash equivalents	162,974		309,566
Total current assets	162,974		309,566
Non-current assets
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries	1,764,671		2,219,626
Total non-current assets	1,764,671		2,219,626
Total assets	1,927,645		2,529,192
Current Liability
Accrued expenses and other current liabilities	28,207		33,549
Total current liability	28,207		33,549
Total liabilities	28,207		33,549
Equity:
Class A ordinary shares	1		1
Additional paid-in capital	5,031,772		4,982,885
Accumulated other comprehensive loss	(404,877)		(396,951)
Accumulated deficit	(2,727,458)		(2,090,292)
Total Fangdd Network Group Ltd. shareholders' equity	1,899,438		2,495,643
Total liabilities and equity	¥ 1,927,645		¥ 2,529,192